Schedule of Investments PIMCO Municipal Income Fund II	September 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 183.9% ¤
MUNICIPAL BONDS & NOTES 180.3%
ALABAMA 8.0%
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
0.000% due 10/01/2050 (d)	$18,500	$18,688
6.500% due 10/01/2053	18,000	19,311
Tuscaloosa County, Alabama Industrial Development Authority Revenue Bonds, Series 2019
4.500% due 05/01/2032	2,564	2,225
5.250% due 05/01/2044	3,300	2,788

		43,012

ARIZONA 10.4%
Arizona Industrial Development Authority Revenue Bonds, Series 2019
4.500% due 01/01/2033	740	484
4.750% due 01/01/2038	950	565
5.125% due 01/01/2054	1,500	866
5.500% due 01/01/2054	1,500	859
Arizona Industrial Development Authority Revenue Bonds, Series 2020 7.750% due 07/01/2050	2,500	2,420
Industrial Development Authority of the County, Arizona of Pima Revenue Bonds, Series 2020 5.000% due 07/01/2055	2,400	2,011
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2019 4.000% due 01/01/2044	7,700	6,808
Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2019
4.000% due 07/01/2049	5,210	4,468
5.000% due 07/01/2049	3,000	3,050
Salt Verde Financial Corp., Arizona Revenue Bonds, Series 2007
5.000% due 12/01/2032	12,430	12,532
5.000% due 12/01/2037	22,400	22,070

		56,133

ARKANSAS 0.2%
Arkansas Development Finance Authority Revenue Bonds, Series 2022 5.450% due 09/01/2052	1,000	905

CALIFORNIA 7.3%
Bay Area Toll Authority, California Revenue Bonds, Series 2013 5.250% due 04/01/2048	5,000	5,055
Bay Area Toll Authority, California Revenue Bonds, Series 2014 5.000% due 10/01/2054	2,000	2,074
California Health Facilities Financing Authority Revenue Bonds, Series 2011 2.240% due 03/01/2047	1,000	1,000
California Health Facilities Financing Authority Revenue Bonds, Series 2016 5.000% due 11/15/2046 (e)	12,500	12,848
California Health Facilities Financing Authority Revenue Bonds, Series 2020 4.000% due 04/01/2049	4,000	3,285
California State General Obligation Bonds, Series 2019 5.000% due 04/01/2045	4,000	4,217
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 0.000% due 06/01/2066 (c)	7,500	659
Los Angeles Department of Airports, California Revenue Bonds, Series 2020 4.000% due 05/15/2048	4,500	4,046
M-S-R Energy Authority, California Revenue Bonds, Series 2009 6.500% due 11/01/2039	1,750	2,024
Morongo Band of Mission Indians, California Revenue Bonds, Series 2018 5.000% due 10/01/2042	1,250	1,290
West Valley-Mission Community College District, California General Obligation Bonds, Series 2022 4.000% due 08/01/2047	3,000	2,732

		39,230

COLORADO 4.9%
Colorado Health Facilities Authority Revenue Bonds, Series 2018 4.000% due 11/15/2048	2,555	2,211
Colorado Health Facilities Authority Revenue Bonds, Series 2019
4.000% due 01/01/2040	5,300	4,918
4.000% due 08/01/2049	4,000	3,207
Colorado International Center Metropolitan District No 7 General Obligation Bonds, Series 2021 0.000% due 12/01/2051 (d)	1,615	876

Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	September 30, 2022 (Unaudited)

Colorado State Building Excellent School Certificates of Participation Bonds, Series 2018 4.000% due 03/15/2043	3,250	2,954
Denver, Colorado Airport System City & County Revenue Bonds, Series 2022 5.000% due 11/15/2029	2,000	2,105
Denver, Colorado City & County Revenue Bonds, Series 2021 4.000% due 08/01/2042	1,750	1,599
Dominion Water & Sanitation District, Colorado Revenue Bonds, Series 2022 5.875% due 12/01/2052	2,500	2,313
Harvest Crossing Metropolitan District No 4, Colorado General Obligation Bonds, Series 2022 7.250% due 12/01/2052	3,500	3,229
Public Authority for Colorado Energy Revenue Bonds, Series 2008 6.500% due 11/15/2038	1,430	1,632
Senac South Metropolitan District No 1, Colorado General Obligation Bonds, Series 2021 5.250% due 12/01/2051	1,000	814
Third Creek Metropolitan District No 1, Colorado General Obligation Bonds, Series 2022 4.750% due 12/01/2051	775	577

		26,435

CONNECTICUT 1.3%
Connecticut Special Tax Revenue State Special Tax Bonds, Series 2020 4.000% due 05/01/2036	3,500	3,345
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2020 4.000% due 07/01/2045	4,450	3,862

		7,207

DELAWARE 1.0%
Affordable Housing Opportunities Trust, Delaware Revenue Bonds, Series 2022
3.461% due 07/01/2037	5,360	4,520
7.120% due 07/01/2037	945	869

		5,389

DISTRICT OF COLUMBIA 0.9%
District of Columbia Revenue Bonds, Series 2022 5.500% due 02/28/2037	1,850	1,867
Metropolitan Washington Airports Authority Dulles Toll Road, District of Columbia Revenue Bonds, Series 2019 4.000% due 10/01/2049	3,500	2,944

		4,811

FLORIDA 6.6%
Central Florida Expressway Authority Revenue Bonds, Series 2018 5.000% due 07/01/2043	2,865	2,925
Florida's Turnpike Enterprise Revenue Bonds, Series 2018 4.000% due 07/01/2048	7,000	6,184
Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2020 4.000% due 08/01/2050	3,700	2,868
Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2019
4.000% due 10/01/2048	5,000	4,398
4.000% due 10/01/2049	5,000	4,380
Palm Beach County, Florida Health Facilities Authority Revenue Bonds, Series 2022 5.000% due 11/01/2052	2,850	2,617
Pasco County, Florida Water & Sewer Revenue Bonds, Series 2014 4.000% due 10/01/2044	2,500	2,256
Pompano Beach, Florida Revenue Bonds, Series 2020 4.000% due 09/01/2050	3,500	2,730
Putnam County Development Authority, Florida Revenue Bonds, Series 2018 5.000% due 03/15/2042	1,590	1,660
South Miami Health Facilities Authority, Florida Revenue Bonds, Series 2017 5.000% due 08/15/2042 (e)	3,000	3,043
St Johns County, Florida Industrial Development Authority Revenue Bonds, Series 2020 4.000% due 08/01/2055	1,600	1,313
Tampa, Florida Revenue Bonds, Series 2020
0.000% due 09/01/2049 (c)	2,600	592
0.000% due 09/01/2053 (c)	2,600	471

		35,437

GEORGIA 6.5%
Atlanta Development Authority, Georgia Revenue Bonds, Series 2015 5.000% due 07/01/2044	3,895	3,941
Atlanta Development Authority, Georgia Revenue Bonds, Series 2017 6.750% due 01/01/2035 ^(b)	3,750	1,987
Fayette County, Georgia Hospital Authority Revenue Bonds, Series 2016 5.000% due 07/01/2046 (e)	7,000	6,967
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2019 5.000% due 05/15/2043	3,500	3,424
Municipal Electric Authority of Georgia Revenue Bonds, Series 2015 5.000% due 07/01/2060	19,680	18,669

Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	September 30, 2022 (Unaudited)

		34,988

ILLINOIS 21.3%
Chicago Board of Education, Illinois General Obligation Bonds, Series 2012 5.000% due 12/01/2042	8,000	7,460
Chicago O'Hare International Airport, Illinois Revenue Bonds, (AGM Insured), Series 2020
4.000% due 01/01/2039	5,000	4,592
4.000% due 01/01/2040	1,765	1,613
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2018 4.000% due 01/01/2044	4,500	3,980
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2022 5.000% due 01/01/2055 (a)	4,840	4,761
Chicago Park District, Illinois General Obligation Bonds, Series 2020 4.000% due 01/01/2036	1,300	1,149
Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2035	10,000	10,040
5.500% due 01/01/2042	1,250	1,254
Chicago, Illinois General Obligation Bonds, Series 2015
5.375% due 01/01/2029	14,100	14,189
5.500% due 01/01/2034	5,200	5,221
Chicago, Illinois Revenue Bonds, Series 2002 5.000% due 01/01/2029	2,000	2,073
Illinois Finance Authority Revenue Bonds, Series 2017 5.000% due 02/15/2037 ^(b)	2,155	1,056
Illinois Finance Authority Revenue Bonds, Series 2019 5.000% due 11/01/2035	2,000	1,797
Illinois State General Obligation Bonds, Series 2017 5.000% due 11/01/2029	1,000	1,018
Illinois State General Obligation Bonds, Series 2018
4.625% due 05/01/2037	2,175	2,027
5.000% due 05/01/2041	1,500	1,451
Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2025	12,590	12,806
5.000% due 11/01/2027	6,140	6,279
Illinois State Toll Highway Authority Revenue Bonds, Series 2016 5.000% due 01/01/2041 (e)	12,500	12,836
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM Insured), Series 2010 0.000% due 06/15/2045 (c)	10,000	3,063
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM/CR Insured), Series 2017 0.000% due 12/15/2056 (c)	5,540	889
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM/CR/NPFGC Insured), Series 2002 0.000% due 12/15/2040 (c)	6,000	2,397
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2012 0.000% due 12/15/2051 (c)	5,000	907
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2022
0.000% due 12/15/2036 (c)	1,750	814
0.000% due 06/15/2037 (c)	1,000	450
Regional Transportation Authority, Illinois Revenue Bonds, Series 2018 5.000% due 06/01/2038 (e)	8,000	8,570
Village of Channahon, Illinois Revenue Bonds, Series 2009 2.550% due 12/01/2034	2,000	2,000

		114,692

INDIANA 1.3%
Indiana Finance Authority Revenue Bonds, Series 2019 7.000% due 03/01/2039	2,500	1,898
Indiana Finance Authority Revenue Bonds, Series 2022 5.000% due 01/01/2052	3,900	3,991
Indiana Health & Educational Facilities Financing Authority Revenue Bonds, Series 2006 4.000% due 11/15/2046	1,000	872

		6,761

IOWA 1.1%
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022 5.000% due 12/01/2050	5,715	4,977
Iowa Finance Authority Revenue Bonds, Series 2014 5.400% due 11/15/2046 ^	708	736

		5,713

KANSAS 0.9%
University of Kansas Hospital Authority Revenue Bonds, Series 2015 4.000% due 09/01/2040 (e)	5,500	5,008

		5,008

LOUISIANA 4.1%
East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, Series 2019 4.000% due 02/01/2045	7,000	6,502
Louisiana Gasoline & Fuels Tax State Revenue Bonds, Series 2017 4.000% due 05/01/2045 (e)	7,000	6,203

Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	September 30, 2022 (Unaudited)

Louisiana Public Facilities Authority Revenue Bonds, Series 2017 5.000% due 05/15/2046	5,000	4,922
Louisiana Public Facilities Authority Revenue Bonds, Series 2020 4.000% due 04/01/2050	1,500	1,287
Parish of St James, Louisiana Revenue Bonds, Series 2010 6.350% due 10/01/2040	2,800	2,992

		21,906

MAINE 0.8%
Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series 2013 5.000% due 07/01/2043	2,715	2,751
Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series 2020 4.000% due 07/01/2050	2,000	1,682

		4,433

MARYLAND 1.2%
Maryland Economic Development Corp. Revenue Bonds, Series 2020 4.250% due 07/01/2050	1,400	1,119
Maryland Stadium Authority Revenue Bonds, Series 2016 5.000% due 05/01/2041	5,000	5,304

		6,423

MASSACHUSETTS 1.9%
Massachusetts Development Finance Agency Revenue Bonds, Series 2010 7.625% due 10/15/2037 ^(b)	535	198
Massachusetts Development Finance Agency Revenue Bonds, Series 2016 5.000% due 01/01/2047	2,500	2,435
Massachusetts School Building Authority Revenue Bonds, Series 2012 5.250% due 02/15/2048 (e)	7,500	7,827

		10,460

MICHIGAN 3.2%
Michigan Finance Authority Hospital Revenue Refunding Bonds, Series 2022 4.000% due 04/15/2042	2,000	1,795
Michigan Finance Authority Revenue Bonds, Series 2017 5.000% due 12/01/2031 (e)	2,600	2,739
Michigan Finance Authority Revenue Bonds, Series 2019 4.000% due 12/01/2048	4,000	3,473
Michigan Finance Authority Revenue Bonds, Series 2020
0.000% due 06/01/2065 (c)	30,430	2,335
4.800% due 09/01/2040	185	150
5.000% due 09/01/2050	300	232
Michigan Finance Authority Revenue Bonds, Series 2021 5.000% due 12/01/2046 (e)	4,947	4,950
Michigan Finance Authority Revenue Notes, Series 2020 4.300% due 09/01/2030	100	89
Michigan Finance Authority Revenue Notes, Series 2021 5.000% due 06/01/2027 (e)	153	164
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008 0.000% due 06/01/2058 (c)	25,000	1,037

		16,964

MINNESOTA 0.9%
Duluth Economic Development Authority Health Care Facilities, Minnesota Revenue Bonds, Series 2022 5.250% due 06/15/2047	2,000	1,915
Rochester, Minnesota Revenue Bonds, Series 2018 4.000% due 11/15/2048	3,500	3,050

		4,965

MISSISSIPPI 0.0%
Mississippi Development Bank Revenue Bonds, (AMBAC Insured), Series 1999 5.000% due 07/01/2024	40	40

MISSOURI 2.2%
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2013 5.000% due 11/15/2044	10,000	10,060
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2019
4.000% due 02/15/2037	510	467
5.000% due 02/15/2036	425	438
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2021 4.000% due 07/01/2046	1,000	872

		11,837

NEVADA 2.0%
Clark County, Nevada General Obligation Bonds, Series 2018 4.000% due 07/01/2044 (e)	9,500	8,496

Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	September 30, 2022 (Unaudited)

Reno, Nevada Revenue Bonds, Series 2018 0.000% due 07/01/2058 (c)	24,000	2,261

		10,757

NEW JERSEY 13.0%
Federal Home Loan Mortgage Corp. Enhanced Receipt, New Jersey Revenue Bonds, Series 2019 3.870% due 11/15/2035 (f)	6,749	6,210
New Jersey Economic Development Authority Revenue Bonds, Series 2016 5.000% due 06/15/2041	5,000	4,961
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2009 1.900% due 07/01/2043	19,070	19,070
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013 5.500% due 07/01/2043	4,000	4,031
New Jersey Transportation Trust Fund Authority Revenue Bonds, (AGM Insured), Series 2006 0.000% due 12/15/2034 (c)	2,500	1,413
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2018 5.000% due 12/15/2036	1,500	1,512
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2019
5.000% due 06/15/2044	3,500	3,468
5.250% due 06/15/2043	4,000	4,046
New Jersey Turnpike Authority Revenue Bonds, Series 2017 5.000% due 01/01/2037	6,000	6,281
New Jersey Turnpike Authority Revenue Bonds, Series 2019 5.000% due 01/01/2048	1,500	1,555
South Jersey Port Corp., New Jersey Revenue Bonds, Series 2017 5.000% due 01/01/2049	1,010	1,000
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2046	12,300	11,338
5.250% due 06/01/2046	5,200	5,100

		69,985

NEW YORK 13.8%
Battery Park City Authority, New York Revenue Bonds, Series 2019 2.570% due 11/01/2038	5,000	5,000
Metropolitan Transportation Authority, New York Revenue Bonds, (AGM Insured), Series 2019 4.000% due 11/15/2049	7,000	6,172
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2017 4.000% due 11/15/2042	10,000	8,483
Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2021 5.000% due 01/01/2058	751	412
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2020 4.000% due 05/01/2045	2,000	1,811
New York City Water & Sewer System, New York Revenue Bonds, Series 2020 4.000% due 06/15/2050	3,000	2,669
New York City, New York General Obligation Bonds, Series 2018 5.000% due 12/01/2037	2,250	2,340
New York Liberty Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035 (e)	6,505	6,751
New York Liberty Development Corp. Revenue Bonds, Series 2014 5.000% due 11/15/2044	4,250	3,814
New York State Dormitory Authority Revenue Bonds, Series 2017 4.000% due 02/15/2047	4,000	3,556
New York State Dormitory Authority Revenue Bonds, Series 2020 4.000% due 02/15/2040	2,500	2,317
New York State Dormitory Authority Revenue Bonds, Series 2021 4.000% due 03/15/2040	7,730	7,163
New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020 4.200% due 11/01/2054 (f)	3,500	3,038
New York State Thruway Authority Revenue Bonds, (AGM Insured), Series 2019 4.000% due 01/01/2053	1,040	906
New York State Thruway Authority Revenue Bonds, Series 2017 4.000% due 03/15/2047	5,375	4,783
New York State Thruway Authority Revenue Bonds, Series 2019 4.000% due 01/01/2050	1,305	1,125
New York State Urban Development Corp. Revenue Bonds, Series 2021 4.000% due 03/15/2047 «	6,250	5,496
Port Authority of New York & New Jersey Revenue Bonds, Series 2016 5.250% due 11/15/2056	3,300	3,383
Triborough Bridge & Tunnel Authority Sales Tax, New York Revenue Bonds, Series 2022 4.000% due 05/15/2057	6,000	5,066

		74,285

NORTH CAROLINA 0.5%
North Carolina Turnpike Authority Revenue Bonds, Series 2018 4.000% due 01/01/2039	3,000	2,823

NORTH DAKOTA 0.2%
Grand Forks County, North Dakota Revenue Bonds, Series 2021 7.000% due 12/15/2043 ^(b)	1,950	1,100

Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	September 30, 2022 (Unaudited)

OHIO 7.3%
Akron Bath Copley Joint Township Hospital District, Ohio Revenue Bonds, Series 2020 4.000% due 11/15/2038	1,500	1,260
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020 0.000% due 06/01/2057 (c)	79,500	8,485
Geisinger Authority, Ohio Revenue Bonds, Series 2017 4.000% due 02/15/2047	11,000	9,451
Montgomery County, Ohio Dayton Children's Hospital Revenue Bonds, Series 2021 4.000% due 08/01/2046	5,500	4,781
Ohio Air Quality Development Authority Dayton Power And Light Company Project Revenue Bonds , Series 2015 4.250% due 11/01/2040	3,000	2,918
Ohio State Revenue Bonds, Series 2019 4.000% due 01/01/2040	1,500	1,384
Ohio State Turnpike Commission Revenue Bonds, Series 2013 5.000% due 02/15/2048	6,000	6,037
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue Bonds, Series 2020 5.000% due 12/01/2050	2,500	2,627
Southern Ohio Port Authority Revenue Notes, Series 2020 6.500% due 12/01/2030	2,600	2,305

		39,248

OKLAHOMA 1.1%
Oklahoma Development Finance Authority Revenue Bonds, Series 2018 5.500% due 08/15/2052	2,000	1,708
Oklahoma Development Finance Authority Revenue Bonds, Series 2021 8.000% due 12/01/2041	1,750	1,358
Oklahoma Water Resources Board Revenue Bonds, Series 2020 4.000% due 10/01/2049	3,250	2,958

		6,024

OREGON 0.8%
Columbia County, Oregon School District No 502 General Obligation Bonds, Series 2020 5.000% due 06/15/2045	2,000	2,099
Salem Hospital Facility Authority, Oregon Revenue Bonds, Series 2022 4.000% due 05/15/2057	1,000	712
Washington & Multnomah Counties School District No 48J Beaverton, Oregon General Obligation Bonds, Series 2022 0.000% due 06/15/2048 (c)	5,195	1,368

		4,179

PENNSYLVANIA 6.2%
Berks County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2017 4.000% due 11/01/2050	1,800	1,052
Monroeville Finance Authority, Pennsylvania Revenue Bonds, Series 2022 4.000% due 02/15/2042	4,060	3,578
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2009 6.400% due 12/01/2038 ^(b)	2,500	1,925
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2021 9.000% due 04/01/2051	3,400	3,877
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2018 4.000% due 02/15/2043	4,800	4,450
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2019 5.000% due 08/15/2049	2,500	2,528
Pennsylvania Turnpike Commission Revenue Bonds, Series 2013 5.000% due 12/01/2043	7,595	7,752
Pennsylvania Turnpike Commission Revenue Bonds, Series 2021
5.000% due 12/01/2046	1,000	1,024
5.000% due 12/01/2051	6,000	6,120
Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, Series 2017 5.500% due 12/01/2058	1,000	861

		33,167

PUERTO RICO 7.1%
Children's Trust Fund, Puerto Rico Revenue Bonds, Series 2008 0.000% due 05/15/2057 (c)	63,000	3,457
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	9,222	4,622
0.000% due 11/01/2051	8,315	3,353
Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
4.000% due 07/01/2035	3,307	2,835
5.750% due 07/01/2031	982	1,004
Commonwealth of Puerto Rico General Obligation Notes, Series 2021
0.000% due 07/01/2024 (c)	311	286
5.625% due 07/01/2027	1,028	1,051
Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2005 5.000% due 07/01/2030 ^(b)	2,950	597
Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2007 5.000% due 07/01/2046 ^(b)	3,000	608
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (c)	37,560	8,515
4.750% due 07/01/2053	9,735	8,339

Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	September 30, 2022 (Unaudited)

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019 4.784% due 07/01/2058	4,470	3,771

		38,438

RHODE ISLAND 3.4%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015 5.000% due 06/01/2050	18,450	18,312

SOUTH CAROLINA 1.9%
South Carolina Public Service Authority Revenue Obligations Revenue Bonds, Series 2013 5.500% due 12/01/2053	10,000	10,018

TENNESSEE 2.5%
Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, Series 2020 4.000% due 11/01/2055	2,000	1,489
Metropolitan Nashville Airport Authority, Tennessee Revenue Bonds, Series 2019 4.000% due 07/01/2049	2,000	1,702
Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2019 5.750% due 10/01/2059	1,550	1,313
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2023	3,000	3,008
5.000% due 02/01/2027	6,000	6,077

		13,589

TEXAS 19.3%
Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
7.500% due 12/01/2045	1,345	1,029
12.000% due 12/01/2045	2,250	1,959
Austin, Texas Airport System Revenue Bonds, Series 2022 5.000% due 11/15/2042	2,425	2,435
Board of Regents of the University of Texas System Revenue Bonds, Series 2022 4.000% due 08/15/2052	6,500	5,700
Calhoun County, Texas Navigation Industrial Development Authority Revenue Notes, Series 2021 3.625% due 07/01/2026	2,600	2,318
Central Texas Turnpike System Revenue Bonds, Series 2015
0.000% due 08/15/2036 (c)	2,500	1,241
0.000% due 08/15/2037 (c)	8,000	3,730
Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2018 6.125% due 08/15/2048	1,750	1,779
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2022 5.000% due 11/01/2038	3,500	3,670
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2013 5.000% due 04/01/2053	21,000	21,374
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2018 5.000% due 10/01/2048 (e)	7,500	7,732
Lower Colorado River Authority, Texas Revenue Bonds, Series 2019 4.000% due 05/15/2049	2,500	2,065
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2016 5.000% due 07/01/2046	1,030	721
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017
4.000% due 08/15/2034 (e)	700	662
4.000% due 08/15/2035 (e)	1,400	1,315
4.000% due 08/15/2036 (e)	1,330	1,242
4.000% due 08/15/2037 (e)	1,620	1,502
4.000% due 08/15/2040 (e)	1,800	1,632
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2021 5.500% due 01/01/2057	4,300	3,279
North Texas Tollway Authority Revenue Bonds, Series 2017
4.000% due 01/01/2043	3,590	3,225
5.000% due 01/01/2048	3,500	3,501
North Texas Tollway Authority Revenue Bonds, Series 2018 5.000% due 01/01/2048	1,000	1,006
Rockwall Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2022 5.000% due 02/15/2052	6,000	6,303
San Antonio Public Facilities Corp., Texas Revenue Bonds, Series 2012 4.000% due 09/15/2042 (e)	10,000	9,277
San Jacinto College District, Texas General Obligation Bonds, Series 2019 5.000% due 02/15/2044	1,010	1,067
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2017 6.750% due 11/15/2047	1,000	1,008
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008 6.250% due 12/15/2026	12,800	13,302

		104,074

U.S. VIRGIN ISLANDS 1.0%
Matching Fund Special Purpose Securitization Corp., U.S. Virgin Islands Revenue Bonds, Series 2022 5.000% due 10/01/2039	5,460	5,480

Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	September 30, 2022 (Unaudited)

UTAH 0.3%
Military Installation Development Authority, Utah Revenue Bonds, Series 2021 4.000% due 06/01/2052	2,000	1,412

VIRGINIA 4.1%
Fairfax County, Virginia Economic Development Authority Revenue Bonds, Series 2003 2.480% due 12/01/2033	1,875	1,875
James City County, Virginia Economic Development Authority Revenue Bonds, Series 2013 6.000% due 06/01/2043	1,182	1,202
Virginia Commonwealth Transportation Board Revenue Bonds, Series 2018 4.000% due 05/15/2041 (e)	8,200	7,611
Virginia Small Business Financing Authority Revenue Bonds, Series 2019
0.000% due 07/01/2061 (c)	51,000	2,370
5.000% due 07/01/2034	2,500	2,321
Virginia Small Business Financing Authority Revenue Bonds, Series 2020 4.000% due 12/01/2049	7,800	6,634

		22,013

WASHINGTON 0.7%
Snohomish County, Washington Housing Authority Revenue Bonds, Series 2019 4.000% due 04/01/2044	2,000	1,720
Washington State Convention Center Public Facilities District Revenue Bonds, Series 2018 4.000% due 07/01/2058	2,960	2,187

		3,907

WEST VIRGINIA 1.6%
Monongalia County, West Virginia Commission Special District Revenue Bonds, Series 2017 5.500% due 06/01/2037	2,000	2,004
West Virginia Economic Development Authority Revenue Bonds, Series 2017 4.000% due 06/15/2040	7,110	6,718

		8,722

WISCONSIN 7.5%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2017 7.000% due 01/01/2050	4,500	4,655
Public Finance Authority, Wisconsin Revenue Bonds, Series 2018 6.375% due 01/01/2048	4,000	2,460
Public Finance Authority, Wisconsin Revenue Bonds, Series 2020 0.000% due 01/01/2060 (c)	15,000	788
Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
4.000% due 09/30/2051	1,700	1,261
4.000% due 03/31/2056	900	645
4.000% due 07/01/2056	1,100	829
4.500% due 06/01/2056	1,000	684
Public Finance Authority, Wisconsin Revenue Bonds, Series 2022 5.000% due 10/01/2052	7,500	7,509
Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020 0.000% due 12/15/2050 (c)	21,000	4,466
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016 4.000% due 11/15/2046	15,585	14,205
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2017 4.000% due 08/15/2042 (e)	3,000	2,687

		40,189

Total Municipal Bonds & Notes (Cost $1,048,129)		970,471

SHORT-TERM INSTRUMENTS 3.6%
REPURCHASE AGREEMENTS (g) 3.6%		19,153

Total Short-Term Instruments (Cost $19,153)		19,153

Total Investments in Securities (Cost $1,067,282)		989,624

Total Investments 183.9% (Cost $1,067,282)		$989,624
Auction Rate Preferred Shares (55.4)%		(298,275)
Remarketable Variable Rate MuniFund TermPreferred Shares, at liquidation value (12.8)%		(68,633)
Other Assets and Liabilities, net (15.7)%		(84,477)

Net Assets Applicable to Common Shareholders 100.0%		$538,239

Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	September 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
(a)	When-issued security.
(b)	Security is not accruing income as of the date of this report.
(c)	Zero coupon security.
(d)	Security becomes interest bearing at a future date.
(e)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction.

(f)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders

Federal Home Loan Mortgage Corp. Enhanced Receipt, New Jersey Revenue Bonds, Series 2019	3.870%	11/15/2035	10/26/2020	$7,740	$6,210	1.15%
New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020	4.200	11/01/2054	11/18/2021	3,962	3,038	0.56

$11,702	$9,248	1.71%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	1.150%	09/30/2022	10/03/2022	$19,153	U.S. Treasury Inflation Protected Securities 0.125% - 0.625% due 04/15/2023 - 01/15/2026	$(19,536)	$19,153	$19,154

Total Repurchase Agreements	$(19,536)	$19,153	$19,154

(1)	Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022

Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$43,012	$0	$43,012
Arizona	0	56,133	0	56,133
Arkansas	0	905	0	905
California	0	39,230	0	39,230
Colorado	0	26,435	0	26,435
Connecticut	0	7,207	0	7,207
Delaware	0	5,389	0	5,389
District of Columbia	0	4,811	0	4,811
Florida	0	35,437	0	35,437
Georgia	0	34,988	0	34,988
Illinois	0	114,692	0	114,692
Indiana	0	6,761	0	6,761
Iowa	0	5,713	0	5,713
Kansas	0	5,008	0	5,008
Louisiana	0	21,906	0	21,906
Maine	0	4,433	0	4,433
Maryland	0	6,423	0	6,423
Massachusetts	0	10,460	0	10,460
Michigan	0	16,964	0	16,964
Minnesota	0	4,965	0	4,965
Mississippi	0	40	0	40
Missouri	0	11,837	0	11,837
Nevada	0	10,757	0	10,757

Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	September 30, 2022 (Unaudited)

New Jersey	0	69,985	0	69,985
New York	0	68,789	5,496	74,285
North Carolina	0	2,823	0	2,823
North Dakota	0	1,100	0	1,100
Ohio	0	39,248	0	39,248
Oklahoma	0	6,024	0	6,024
Oregon	0	4,179	0	4,179
Pennsylvania	0	33,167	0	33,167
Puerto Rico	0	38,438	0	38,438
Rhode Island	0	18,312	0	18,312
South Carolina	0	10,018	0	10,018
Tennessee	0	13,589	0	13,589
Texas	0	104,074	0	104,074
U.S. Virgin Islands	0	5,480	0	5,480
Utah	0	1,412	0	1,412
Virginia	0	22,013	0	22,013
Washington	0	3,907	0	3,907
West Virginia	0	8,722	0	8,722
Wisconsin	0	40,189	0	40,189
Short-Term Instruments
Repurchase Agreements	0	19,153	0	19,153

Total Investments	$0	$984,128	$5,496	$989,624

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2022:
Category and Subcategory	Beginning Balance at 12/31/2021	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2022	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2022 (1)

Investments in Securities, at Value
Municipal Bonds & Notes
New York	$0	$27,359	$(22,028)	$0	$82	$83	$0	$0	$5,496	$83

Totals	$0	$27,359	$(22,028)	$0	$82	$83	$0	$0	$5,496	$83

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 09/30/2022	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Municipal Bonds & Notes
New York	$5,496	Proxy Pricing	Base Price	86.612	—

Total	$5,496

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2022 may be due to an investment no longer held or categorized as Level 3 at period end.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares, is determined by dividing the total value of portfolio investments and other assets, less any liabilities, attributable to the Fund by the total number of shares outstanding of the Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Fund reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for The Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing sources, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Fair valuation may require subjective determinations about the value of a security. While the Fund’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the PIMCO may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the PIMCO does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of September 30, 2022, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
FICC	Fixed Income Clearing Corporation

Currency Abbreviations:
USD (or $)	United States Dollar

Exchange Abbreviations:
OTC	Over the Counter

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	CR	Custodial Receipts	NPFGC	National Public Finance Guarantee Corp.
AMBAC	American Municipal Bond Assurance Corp.	FHA	Federal Housing Administration	PSF	Public School Fund

Other Abbreviations:
TBA	To-Be-Announced